Investments in and Advances to Nonconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2011
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Schedule of Aggregate Equity and Cost Method Investments
Our investments consist of the following (in millions):

	As of December 31,
	2011	2010
Equity method investments:
Capital contributions	$7.2	$7.2
Cumulative share of income	100.0	88.0
Cumulative share of distributions	(80.1)	(67.1)
	27.1	28.1
Cost method investments:
Capital contributions, net of distributions and impairments	1.9	2.6
Total investments in and advances to nonconsolidated affiliates	$29.0	$30.7

Schedule of Combined Assets, Liabilities, and Equity of Equity Method Affiliates
The following summarizes the combined assets, liabilities, and equity and the combined results of operations of our equity method affiliates (on a 100% basis, in millions):

	As of December 31,
	2011	2010
Assets—
Current	$17.4	$18.0
Noncurrent	73.4	73.7
Total assets	$90.8	$91.7
Liabilities and equity—
Current liabilities	$8.9	$7.5
Noncurrent liabilities	7.0	7.2
Partners’ capital and shareholders’ equity—
HealthSouth	27.1	28.1
Outside partners	47.8	48.9
Total liabilities and equity	$90.8	$91.7

Schedule of Combined Results of Operations of Equity Method Affiliates
Condensed statements of operations (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Net operating revenues	$87.0	$79.8	$73.1
Operating expenses	(53.1)	(51.6)	(47.2)
Income from continuing operations, net of tax	26.5	23.0	20.5
Net income	26.5	23.0	20.5